SHARE BASED COMPENSATION - Restricted share units (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Weighted-Average Grant Date Fair Value
Share-based compensation expenses | ¥		¥ 122,636	¥ 75,736	¥ 23,999
Restricted share units
Shares Outstanding
Balance at the beginning of the period (in shares)
Granted (in shares)	1,313,000	1,313,000
Vested (in shares)	(8,000)	(8,000)
Cancelled (in shares)	(68,000)	(68,000)
Balance at the end of the period (in shares)	1,237,000	1,237,000
Weighted-Average Grant Date Fair Value
Balance at the beginning of the period (in dollars per share) | $ / shares
Granted (in dollars per share) | $ / shares	$ 7.45
Vested (in dollars per share) | $ / shares	7.99
Cancelled (in dollars per share) | $ / shares	7.02
Balance at the end of the period (in dollars per share) | $ / shares	$ 7.47
Fair value and intrinsic value of restricted share units vested	$ 30	¥ 200
Share-based compensation expenses | ¥		9,500
Unrecognized compensation cost | ¥		¥ 49,700
Weighted average period to recognized unrecognized compensation cost	3 years 4 months 24 days	3 years 4 months 24 days
Restricted share units | Non-employee directors
Shares Outstanding
Granted (in shares)	100,000	100,000